Financial Instruments By Category	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Financial Instruments By Category
28.	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows:
As of December 31, 2020
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amorti z ed cost	Total
	HK$	HK$	HK$
Accounts receivable	—	77,350,250	77,350,250
Financial assets included in prepayments, deposits and other receivables	—	1,650,827	1,650,827
Due from immediate holding company	—	6,477,266,499	6,477,266,499
Financial assets at fair value through profit or loss	1,377,856,715	—	1,377,856,715
Stock loan	878,483,400	—	878,483,400
Derivative financial asset	1,023,902,566	—	1,023,902,566
Other assets	—	197,309,175	197,309,175
Cash and bank balances	—	453,966,764	453,966,764

	3,280,242,681	7,207,543,515	10,487,786,196

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$

Accounts payable	—	201,986,202	201,986,202
Financial liabilities included in other payables and accruals	—	54,162,984	54,162,984
Bank borrowings	—	232,280,000	232,280,000
Derivative financial liability	12,954,313	—	12,954,313
Convertible bond	—	103,278,429	103,278,429

	12,954,313	591,707,615	604,661,928

As of December 31, 2021
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amorti z ed cost	Total
	HK$	HK$	HK$
Accounts receivable	—	86,514,680	86,514,680
Financial assets included in prepayments, deposits and other receivables	—	1,196,110	1,196,110
Due from immediate holding company	—	2,144,975,230	2,144,975,230
Financial assets at fair value through profit or loss	2,574,695,685	—	2,574,695,685
Stock loan	211,331,400	—	211,331,400
Derivative financial asset	969,894,519	—	969,894,519
Other assets	—	136,065,738	136,065,738
Cash and bank balances	—	526,206,108	526,206,108

	3,755,921,604	2,894,957,866	6,650,879,470

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$

Accounts payable	—	155,020,918	155,020,918
Financial liabilities included in other payables and accruals	—	72,107,680	72,107,680
Bank borrowings	—	388,870,500	388,870,500
Derivative financial liability	13,752,673	—	13,752,673
Convertible bond	—	111,970,384	111,970,384

	13,752,673	727,969,482	741,722,155